Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Summary of Transactions Outstanding with Related Parties	The Group had the following transactions outstanding with related parties:

	2023		2024
	Transactions with related parties	Total category as per financial statements captions	Transactions with related parties	Total category as per financial statements captions
Consolidated statements of financial position

Loans to customers	2,435	4,478,489	1,103	6,042,443
- entities controlled by the key management personnel of the Group	2,435		1,103

Allowance for impairment losses on loans to customers	(2)	(242,532)	-	(295,843)
- entities controlled by the key management personnel of the Group	(2)		-

Other assets	1,196	135,598	1,955	139,696
- entities controlled by the key management personnel of the Group	1,196		1,955

Customer accounts	15,259	5,441,456	12,120	6,561,950
- entities controlled by the key management personnel of the Group	9,526		2,846
- key management personnel of the Group	5,662		9,146
- other related parties	71		128

Other liabilities	5,050	115,272	963	104,350
- entities controlled by the key management personnel of the Group	5,004		963
- key management personnel of the Group	46		-

	2022		2023		2024
	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption
Consolidated Statements of Profit or Loss

Net fee revenue	-	679,782	4,161	987,967	4,378	1,275,125
- entities controlled by the key management personnel of the Group	-		4,008		4,215
- key management personnel of the Group	-		153		162
- other related parties	-		-		1

Interest revenue	314	574,426	259	833,516	202	1,082,668
- other related parties	314		259		202

Other gains/(losses)	-	16,384	2	23,200	-	11,229
- entities controlled by the key management personnel of the Group	-		2		-

COSTS AND OPERATING EXPENSES
Interest expenses	(403)	(278,676)	(544)	(478,010)	(609)	(616,116)
- entities controlled by the key management personnel of the Group	(176)		(507)		(25)
- key management personnel of the Group	(19)		(34)		(582)
- other related parties	(208)		(3)		(2)
Transaction expenses	-	(22,188)	(137)	(27,470)	(153)	(29,494)
- entities controlled by the key management personnel of the Group	-		(137)		(153)

Cost of goods and services	-	(82,747)	(5,129)	(166,356)	(6,445)	(303,858)
- entities controlled by the key management personnel of the Group	-		(5,129)		(6,445)

Summary of Compensation to Directors and Other Members of Key Management

Compensation to directors and other members of key management is presented as follows:

	2022		2023		2024
	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption

Employee benefits	(800)	(68,509)	(535)	(86,326)	(438)	(104,522)
Share-based compensation	(7,298)	(19,984)	(4,815)	(20,859)	(1,816)	(16,963)